Cover	Jun. 23, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002110037
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2345
Document Period End Date	Jun. 23, 2026
Cohen & Steers Preferred Income Opportunities Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in preferred securities.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide high current income by investing in a diversified portfolio of preferred securities. Cohen & Steers Capital Management, Inc. (the “Portfolio Consultant”) selected the portfolio for the trust. The Portfolio Consultant considered a variety of factors in selecting the portfolio, including industry and company trends and fundamentals, broad economic indicators, the current regulatory environment, fundamental credit quality, and portfolio diversification. The Portfolio Consultant also applied valuation screens that considered security call features, premiums and discounts, and liquidity. Preferred securities generally combine characteristics of stocks and bonds. Preferred securities can include preferred stock, trust preferred securities, subordinated or junior notes and debentures, and other similarly structured securities. Preferred securities held by the trust pay fixed or adjustable rate distributions to investors and are traded on securities exchanges. Preferred securities have preference over common stock in the payment of distributions and the liquidation of a company’s assets but are junior to most other forms of a company’s debt. Generally, the issuing company of a preferred security must pay all income payments on its preferred securities before additional earnings are made available for distribution to common stockholders. Preferred securities often have a yield advantage over common stocks as well as comparably rated traditional fixed-income investments. Preferred securities are typically issued by operating companies or by an affiliated trust or special purpose entity of an operating company. Preferred securities may be perpetual in nature or can be issued with a final maturity date. In either case, the securities are often callable at par value, typically at least five years after their original issue date. Preferred securities typically permit an issuer to suspend or defer the payment of income indefinitely or for a stated period without triggering an event of default. These securities can also be cumulative or non-cumulative, whereby the issuer does not have an obligation to make up any arrearages of dividends or interest payments to holders of the securities.
Cybersecurity & Technology Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances the trust will invest at least 80% of its assets in securities of cybersecurity and technology companies as defined above.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of securities that we* believe are positioned to benefit from increased adoption of cybersecurity technology. Our selection process identified cybersecurity companies and technology companies involved in the following business segments: network security, application security, endpoint security, identity & access management, cloud security, data security, general security and other forms of emerging security systems. We define cybersecurity companies as companies who derive at least 50% of their revenues from the development and management of security protocols preventing intrusion and attacks to systems, networks, applications, computers, and mobile devices. We define technology companies as companies included in the Information Technology sector under the Global Industry Classification Standard (GICS®). From these cybersecurity and technology companies, we used a structured quantitative approach combined with fundamental oversight to find high quality companies to include in the trust’s final portfolio. The strategy’s quantitative approach sought to identify companies within various industry sectors possessing attractive fundamentals, such as solid balance sheets, high quality earnings and attractive growth prospects. The final selections for the trust’s portfolio were reviewed to assess the impact of recent events (including management issues, legal proceedings and future mergers or acquisitions) on each stock’s prospects.
The Dividend Income Value Strategy Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in dividend-paying securities. Under normal circumstances, the trust will invest at least 80% of its assets in securities that exhibit value characteristics.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide total return, through dividend income and capital appreciation, by investing in a portfolio consisting of the following two components selected as of June 16, 2026: Dow® Value Ten Strategy: the 10 stocks, held in approximately equal dollar amounts as of the trust’s inception, with the highest dividend yield chosen from among the 30 stocks in the Dow Jones Industrial AverageSM (“DJIASM”); and Value S&P Industrials Strategy: the 15 stocks, held in approximately equal dollar amounts as of the trust’s inception, using the following strategy: We* begin with the Standard & Poor’s Industrial Index (the “S&P 500® Industrials Index”) which is designed to measure the performance of the industrials sector of the Standard & Poor’s 500 Index (the “S&P 500®”). We eliminate securities not ranked either A or A+ by Standard & Poor’s Earnings and Dividend Rankings for Common Stock. We eliminate any stocks also included in the DJIASM. We rank the remaining stocks by market capitalization from highest to lowest and eliminate the lowest 25 percent. We select the 15 stocks with the highest dividend yield. Standard & Poor’s Financial Services, LLC (“S&P”) determines its stock rankings primarily on the growth ability of per-share earnings and dividends. It assigns a symbol to each stock, which ranges from A+ for the highest ranked stocks to D for those stocks that S&P considers to be the most speculative. These rankings are not intended to predict price movements. The two components are approximately equally weighted in the portfolio as of the trust’s inception. For these purposes, we define companies that exhibit value characteristics to be companies that we believe to be undervalued in the marketplace based on their high dividend yields relative to other securities.Please note that the strategy was applied to select the portfolio at a particular time. If we create additional units of the trust after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of two business days prior to the date of this prospectus, are the target of an announced business acquisition which are expected to happen within six months of the date of this prospectus have been excluded from the universe of securities from which the trust’s securities are selected. A portion of the trust’s strategy begins with the DJIASM. The DJIASM consists of 30 U.S. stocks chosen by the editors of The Wall Street Journal as being representative of the broad market and of American industry. Changes in the component stocks of the DJIASM are made entirely by the editors of The Wall Street Journal without consulting the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. The Dow Jones Industrial AverageSM is a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”), and has been licensed for use by the trust. Dow Jones®, Dow Jones Industrial AverageSM, DJIASM and Dow Jones Indexes are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by the trust. Dow Jones, CME and their respective affiliates have no relationship to the trust, other than the licensing of the Dow Jones Industrial Average and their respective service marks for use in connection with the trust. Dow Jones, CME and their respective affiliates have no obligation to take the needs of the sponsor or the unitholders of the trust into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of units of the trust to be issued or in the determination or calculation of the equation by which the units of the trust is to be converted into cash. Dow Jones, CME and their affiliates have no obligation or liability in connection with the administration, management or marketing of the trust. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the trust but which may be similar to and competitive with the trust. In addition, CME Group Inc. and its affiliates actively trade financial products which are linked to the performance of the DJIASM. It is possible that this trading activity will affect the value of the DJIA and the trust. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF UNITS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES AND THE TRUST. The publishers of the DJIASM are not affiliated with us and have not participated in creating the trust or selecting the securities for the trust, nor have they reviewed or approved of any of the information contained herein. “Standard & Poor’s”, the “Standard & Poor’s Earnings and Dividend Rankings for Common Stock”, “Standard & Poor’s Industrials Index”, “S&P 500®” and “S&P” are trademarks of S&P and have been licensed for use by Advisors Asset Management, Inc. and the trust. The trust is not sponsored, endorsed, sold or promoted by S&P and S&P does not make any representation regarding the advisability of investing in the trust. The trust is not sponsored, endorsed, sold or promoted by S&P or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the trust or any member of the public regarding the advisability of investing in securities generally or in the trust particularly or the ability of the S&P Industrials Index (the “Index”) to track general stock market performance. S&P and its third party licensor’s only relationship to Advisors Asset Management, Inc. is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the Index which is determined, composed and calculated by S&P or its third party licensors without regard to Advisors Asset Management, Inc. or the trust. S&P and its third party licensors have no obligation to take the needs of Advisors Asset Management, Inc., the trust or the owners of units of the trust into consideration in determining, composing or calculating the Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of units of the trust or the timing of the issuance or sale of units of the trust or in the determination or calculation of the equation by which the trust is to be converted into cash. S&P has no obligation or liability in connec-tion with the administration, marketing or trading of the trust. NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGE OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE. The “Standard & Poor’s”, the “Standard & Poor’s Earnings and Dividend Rankings for Common Stock”, “S&P 500®” and “S&P” are trademarks of the S&P and have been licensed for use by Advisors Asset Management, Inc. and the trust. The indexes are unmanaged, not subject to fees, and not available for direct investment.The trust will pay a license fee for the use of certain service marks, trademarks and/or trade names of Dow Jones and S&P.
Future Finance & Technology Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances the trust will invest at least 80% of its assets in securities of companies classified as classified in the Financials and Information Technology sector under the Global Industry Classification Standard (GICS®).
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of securities of companies that we* believe are well positioned in to benefit from the evolution of the future finance and information technology sectors using technology to modify, enhance and automate financial services for businesses and consumers. Our selection process sought to identify companies involved in the evolving future finance and technology sectors which we define to includes digital finance, blockchain technologies, the required infrastructure for digital finance and blockchain technologies, future and evolving areas of lending, insurance, payment processing, trading, and new ways of offering financial services. The companies we identified as involved in the evolving future finance and technology sectors are involved in the following activities: transaction and payment processing services, consumer finance, consumer products and services, banking, insurance, financial exchanges and data, specialized finance, information technology services, software, financial services, and capital markets. The trust does not invest directly in digital assets or in pooled investment vehicles that seek to track the price performance of such digital assets. However, the trust may invest in companies involved in the development and/or use of blockchain technologies, including companies that provide technology or services which support a digital exchange or payment network (such as banks, payment service providers, or other financial services companies) or hold cryptocurrency assets on their balance sheet (including publicly traded operating companies in unrelated industries). From these companies, we used a structured quantitative approach combined with fundamental oversight to find high quality companies to include in the trust’s final portfolio. The strategy’s quantitative approach sought to identify companies within various industry sectors possessing attractive fundamentals, such as solid balance sheets, high quality earnings and attractive growth prospects. The final selections for the trust’s portfolio were reviewed to assess the impact of recent events (including management issues, legal proceedings and future mergers or acquisitions) on each stock’s prospects.
High 50® Dividend Strategy Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in dividend-paying securities.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust invests in a portfolio of stocks selected using a specialized dividend-oriented strategy that seeks above average total return. We* selected the portfolio using the following strategy: We begin with the companies included in the New York Stock Exchange (NYSE) Composite Index, Nasdaq Composite Index and NYSE American Composite Index. Stocks are eliminated if at the time of selection: the company’s stock market capitalization is $1 billion or less, the company’s headquarters is located outside the United States, the stocks are securities of limited partnerships, exchange-traded funds, investment companies or shares of beneficial interest to the extent such securities are not otherwise excluded from the composition of the indexes. Of the remaining stocks we select the five securities with the highest dividend yields as of June 16, 2026 from the remaining securities of companies in each of the nine Global Industry Classification Standard (GICS®) sectors other than the Financials and Real Estate sectors and the five securities with the highest dividend yields as of June 16, 2026 from the remaining securities of companies in the Financials and Real Estate GICS® sectors combined (for a total of 50 securities). Effectively, after September 1, 2016 the strategy seeks to treat the Real Estate GICS® sector as if it was still positioned under the Financials GICS® sector (as it was prior to September 1, 2016). The trust invests in these 50 stocks in approximately equal weightings. The eleven industry sectors used in the strategy are the GICS® sectors published by S&P Dow Jones Indices and MSCI Inc. Please note that we applied the strategy to select the portfolio at a particular time. If we create additional units of the trust after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of two business days prior to the date of this prospectus, are the target of an announced business acquisition which we expect will happen within six months of the date of this prospectus have been excluded from the universe of securities from which the trust’s securities are selected. The trust’s strategy begins with the NYSE Composite Index, the Nasdaq Composite Index and the NYSE American Composite Index. The NYSE Composite Index is designed to measure the performance of all common stocks listed on the NYSE, including American Depositary Receipts (ADRs), Real Estate Investment Trusts (REITs) and tracking stocks. All closed-end funds, exchange-traded funds, limited partnerships and derivatives are excluded from the index. The Nasdaq Composite Index measures all domestic and international based common type stocks traded on The Nasdaq Stock Market. To be eligible for inclusion in this index the security’s U.S. listing must be exclusively on The Nasdaq Stock Market (with certain exceptions), and have a security type of ADRs, common stock, limited partnership interests, ordinary shares, or shares of beneficial interest. Security types not included in this index are closed-end funds, convertible debentures, exchange-traded funds, preferred stocks, rights, warrants, units and other derivative securities. The NYSE American Composite Index is an index representing the aggregate value of the common shares or ADRs of all NYSE American -listed companies, REITs, master limited partnerships and closed-end investment companies. The indexes are unmanaged, not subject to fees, and not available for direct investment. The publishers of the indexes are not affiliated with us and have not participated in creating the trust or selecting the securities for the trust, nor have they reviewed or approved of any of the information contained herein.
Peroni Growth Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances the trust will invest at least 80% of its assets in securities that exhibit growth characteristics.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust consists of 25 stocks selected by Eugene E. Peroni, Jr. of Peroni Portfolio Advisors, Inc. (the “Portfolio Consultant”) through application of his proprietary method of technical analysis, the Peroni Method®. For these purposes, we* define securities that exhibit growth characteristics as securities exhibiting capital appreciation potential based on technical growth characteristics as defined by the Peroni Method® of technical analysis. The methodology studies the security’shistorical price architecture, net money flow trends in the security, the relative behavior of the security’s price performance compared to other securities and other indicators to determine the potential for capital appreciation in the security.The Peroni Method® is a bottom-up approach to stock selection that is primarily based on technical analysis. The methodology examines a stock’s price architecture, accumulation and distribution trends and relative strength patterns, among other more subtle trading characteristics. This information is partly gathered and analyzed through hand-drawn point and figure charts which have been a part of the methodology for over half a century. While the Peroni Method® is primarily focused on the technical characteristics of individual stocks, economic, monetary, geopolitical and sentiment factors at play in the marketplace are also incorporated to identify leading stocks and sectors. Technical analysis differs from fundamental analysis, which generally involves financial scrutiny of the issuing company and considers such factors as earnings projections, P/E ratios, cash flow and other balance sheet data. The Peroni Method® may be an investment alternative to fundamental analysis. Mr. Peroni uses the Peroni Method® to select stocks that he believes are best able to provide capital appreciation. He believes that technical factors can help identify industry sector relative strength patterns that may play an important role in investment success. The methodology allows an unconstrained approach to stock selection, spanning all market caps and investment styles, i.e. growth and value. Mr. Peroni has an extensive library of hand-charted stocks that is regularly refreshed to include new opportunities gleaned through ticker tape analysis, news outlets, corporate developments and practical observations. Charts with attractive price architecture are screened and ranked on a regular basis. Historical characteristics are analyzed for price and volume shifts and evaluations are made using net money flow analysis and relative strength trends. Sector relative strength is then determined by unbiased groupings of attractive stocks. Portfolio construction progresses as weightings are determined by analyzing individual stock price behavior, economic factors, monetary trends, psychological oscillators and investor psychology. Those stocks with the best technical characteristics in strong or emerging leadership sectors are candidates for inclusion in the portfolio while also taking into consideration appropriate diversification. The Peroni Method® examines numerous technical, psychological and fundamental data. The data may include: a stock’s historical price architecture net money flow trends in individual stocks the relative behavior of a stock’s price performance compared to other stocks in the same sector sentiment readings such as the volatility index fiscal and monetary factors geopolitical events and their impact on specific sectors Mr. Peroni selects stocks he believes are best suited to the trust’s investment objective of capital appreciation over a defined time period. Eugene E. Peroni Jr. began training in the field of technical research at age 16 with his father, Eugene E. Peroni, Sr., who founded the Peroni Method® more than 60 years ago. Mr. Peroni has over 40 years of experience in his field. The Peroni Method® uses a bottom-up approach, primarily emphasizing the technical merits of individual stocks. Mr. Peroni has regularly published his insights in reports offering stock market forecasts. Mr. Peroni has appeared on CNBC, CBS MarketWatch, Nightly Business Report, Fox Business News and Bloomberg Radio, and has been quoted in publications such as The Wall Street Journal, The New York Times, U.S. News and World Report and Investors Business Daily.
Small/Mid Cap Income Growth Portfolio
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities of companies categorized as small or mid-capitalization as of the trust’s inception.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio primarily consisting of common stocks of domestic companies. We* sought primarily to select high quality U.S. stocks with above average dividend yields and the potential to increase dividend payments (i.e. income growth) by considering a broad universe of U.S. exchange-listed securities of companies primarily categorized as either small or mid-capitalization by AAM as of the trust’s inception. The strategy used a structured quantitative approach combined with fundamental oversight. The strategy’s quantitative approach sought to identify companies within various industry sectors possess-ing attractive fundamentals, such as solid balance sheets, high quality earnings and attractive growth prospects. The final selections for the trust’s portfolio are reviewed to assess the impact of recent events (including management issues, legal proceedings and future mergers or acquisitions) on each company’s prospects. AAM defines small and mid-capitalization companies to be those with market capitalizations between $200 million and $20 billion.